PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)
Other receivable	$ 117,315	$ 167,748
Prepaid expenses and other	241,261	251,965
Subtotal	358,576	419,713
Allowance for doubtful accounts	0	0
Prepaid expenses and other current assets, net	$ 358,576	$ 419,713